Leases (Details) - Schedule of Maturity Lease Obligations	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2023	¥ 447,365	[1]	$ 63,163
2024
2025
2026
2027
Total lease payments	447,365		63,163
Less: Interest	(14,891)		(2,102)
Present value of lease liabilities	¥ 432,474		$ 61,061	¥ 1,432,595

[1]	Include the operating leases with a term less than one year.